Common stock (Employee fair value stock-based compensation assumptions) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Expected life (years)				5 years 9 months 7 days	5 years 6 months 25 days
Expected volatility		45.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Risk-free interest rate	0.78%	2.20%	0.98%	1.90%	1.89%
Expected life (years)	5 years 5 months 23 days	5 years 5 months 27 days	5 years 5 months 27 days
Expected volatility	47.90%		44.68%	44.03%	45.30%
Maximum
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Risk-free interest rate	1.03%	2.48%	2.48%	2.63%	2.73%
Expected life (years)	5 years 7 months 6 days	5 years 8 months 5 days	5 years 8 months 22 days
Expected volatility	48.70%		47.60%	44.52%	46.20%